FINANCIAL ASSETS AND LIABILITIES - Forward Freight Agreements (Details) € in Millions, $ in Millions	Jun. 30, 2016 EUR (€) contract	Jun. 30, 2016 USD ($) contract	Dec. 31, 2015 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of forward freight agreement contracts outstanding | contract	1	1
Derivative [Line Items]
Derivative, notional amount | €	€ 66.9
Forward Freight Agreements
Derivative [Line Items]
Derivative, notional amount | $		$ 1.1	$ 2.3